Shareholder Report, Line Graph (Details) 191345_ClearShares Piton Intermediate Fixed Income ETF_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	Oct. 01, 2020	May 31, 2026
ClearShares Piton Intermediate Fixed Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name							ClearShares Piton Intermediate Fixed Income ETF NAV
Accumulated Value	$ 10,108	$ 9,548	$ 9,378	$ 9,420	$ 9,921	$ 10,000	$ 10,473
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA US Broad Market Index
Accumulated Value	$ 9,417	$ 8,933	$ 8,812	$ 8,998	$ 9,811	$ 10,000	$ 9,903